Supplementary Information on Oil and Gas Exploration and Production Activities (Unaudited) - Proved Oil and Gas Reserve Estimates (Detail)
¥ in Millions, MMBoe in Millions, MMBbls in Millions, Bcfe in Billions
	12 Months Ended
	Dec. 31, 2020 CNY (¥) Bcfe MMBoe MMBbls	Dec. 31, 2019 Bcfe MMBoe MMBbls	Dec. 31, 2018 Bcfe MMBoe MMBbls
Reserve Quantities [Line Items]
Proved developed and undeveloped reserves, Beginning balance | MMBoe	20,312	20,778
Proved developed and undeveloped reserves, Ending balance | MMBoe	18,202	20,312	20,778
Consolidated entities [member]
Reserve Quantities [Line Items]
Proved developed and undeveloped reserves, Beginning balance | MMBoe	19,959	20,385	20,296
Revisions of previous estimates | MMBoe	(1,652)	(177)	297
Improved recovery | MMBoe	108	91	96
Extensions and discoveries | MMBoe	1,215	1,221	1,188
Production | MMBoe	(1,626)	(1,561)	(1,492)
Proved developed and undeveloped reserves, Ending balance | MMBoe	17,946	19,959	20,385
Proved developed reserves | MMBoe	11,667	12,119	12,531
Proved undeveloped reserves | MMBoe	6,279	7,840	7,854
Purchase | ¥	¥ 33
Sales | ¥	¥ (91)
Equity method investments [member]
Reserve Quantities [Line Items]
Proved developed and undeveloped reserves, Beginning balance | MMBoe	353	393
Proved developed and undeveloped reserves, Ending balance | MMBoe	256	353	393
Natural gas [member]
Reserve Quantities [Line Items]
Proved developed and undeveloped reserves, Beginning balance | Bcfe	76,630	76,896
Proved developed and undeveloped reserves, Ending balance | Bcfe	76,800	76,630	76,896
Natural gas [member] | Consolidated entities [member]
Reserve Quantities [Line Items]
Improved recovery	0
Proved developed and undeveloped reserves, Beginning balance | Bcfe	76,236	76,467	76,888
Revisions of previous estimates | Bcfe	(595)	(766)	(1,378)
Extensions and discoveries | Bcfe	4,976	4,443	4,565
Production | Bcfe	(4,221)	(3,908)	(3,608)
Proved developed and undeveloped reserves, Ending balance | Bcfe	76,437	76,236	76,467
Proved developed reserves | Bcfe	42,077	39,870	40,128
Proved undeveloped reserves | Bcfe	34,360	36,366	36,339
Purchase | ¥	¥ 107
Sales | ¥	¥ (66)
Natural gas [member] | Equity method investments [member]
Reserve Quantities [Line Items]
Proved developed and undeveloped reserves, Beginning balance | Bcfe	394	429
Proved developed and undeveloped reserves, Ending balance | Bcfe	363	394	429
Crude oil and condensate [member]
Reserve Quantities [Line Items]
Proved developed and undeveloped reserves, Beginning balance	7,540	7,962
Proved developed and undeveloped reserves, Ending balance	5,402	7,540	7,962
Crude oil and condensate [member] | Consolidated entities [member]
Reserve Quantities [Line Items]
Proved developed and undeveloped reserves, Beginning balance	7,253	7,641	7,481
Revisions of previous estimates	(1,553)	(50)	526
Improved recovery	108	91	96
Extensions and discoveries	385	480	428
Production	(922)	(909)	(890)
Proved developed and undeveloped reserves, Ending balance	5,206	7,253	7,641
Proved developed reserves	4,654	5,474	5,843
Proved undeveloped reserves	552	1,779	1,798
Purchase | ¥	¥ 15
Sales | ¥	¥ (80)
Crude oil and condensate [member] | Equity method investments [member]
Reserve Quantities [Line Items]
Proved developed and undeveloped reserves, Beginning balance	287	321
Proved developed and undeveloped reserves, Ending balance	196	287	321